UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2012

MFS® GLOBAL MULTI-ASSET FUND

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 46.5%
Aerospace - 0.1%
Bombardier, Inc., 7.75%, 2020 (n)	$25,000	$28,688

Asset-Backed & Securitized - 1.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$100,000	$113,861
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	100,000	113,748
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	100,000	115,748
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.121%, 2051	100,000	117,877

		$461,234
Automotive - 0.2%
Hyundai Capital America, 2.125%, 2017 (n)	$3,000	$3,000
Nissan Motor Acceptance Corp., 1.95%, 2017 (z)	9,000	9,080
Toyota Motor Credit Corp., 0.875%, 2015	50,000	50,244

		$62,324
Biotechnology - 0.2%
Life Technologies Corp., 6%, 2020	$40,000	$47,577

Broadcasting - 0.2%
NBCUniversal Media LLC, 5.15%, 2020	$50,000	$59,254

Building - 0.2%
Mohawk Industries, Inc., 6.375%, 2016	$25,000	$28,125
Owens Corning, Inc., 6.5%, 2016	20,000	22,458

		$50,583
Cable TV - 0.3%
DIRECTV Holdings LLC, 5.2%, 2020	$20,000	$22,736
Time Warner Cable, Inc., 5%, 2020	50,000	57,969

		$80,705
Chemicals - 0.2%
Dow Chemical Co., 8.55%, 2019	$40,000	$53,638

Containers - 0.1%
Crown Americas LLC, 7.625%, 2017	$25,000	$26,750

Electrical Equipment - 0.0%
Ericsson, Inc., 4.125%, 2022	$11,000	$11,342

Emerging Market Quasi-Sovereign - 0.3%
Petrobras International Finance Co., 5.375%, 2021	$59,000	$66,479
Petroleos Mexicanos, 5.5%, 2021	20,000	23,450

		$89,929
Energy - Independent - 0.1%
Apache Corp., 4.75%, 2043	$7,000	$7,999
Encana Corp., 3.9%, 2021	10,000	10,568
EOG Resources, Inc., 2.625%, 2023	7,000	7,075

		$25,642
Financial Institutions - 0.2%
General Electric Capital Corp., 4.625%, 2021	$20,000	$22,335

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
International Lease Finance Corp., 5.75%, 2016		$18,000	$19,084
SLM Corp., 6.25%, 2016		11,000	11,935

			$53,354
Food & Beverages - 0.2%
Anheuser-Busch InBev S.A., 5.375%, 2020		$50,000	$62,084

Forest & Paper Products - 0.1%
Georgia-Pacific Corp., 5.4%, 2020 (n)		$25,000	$29,301

Insurance - 0.3%
American International Group, Inc., 4.875%, 2016		$30,000	$33,487
UnumProvident Corp., 6.85%, 2015 (n)		40,000	44,538

			$78,025
Insurance - Property & Casualty - 0.2%
Aon Corp., 6.25%, 2040		$20,000	$25,860
Chubb Corp., 6.375% to 2017, FRN to 2067		40,000	42,600
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		9,000	9,414

			$77,874
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 2041		$20,000	$22,118

International Market Sovereign - 17.3%
Commonwealth of Australia, 5.75%, 2021	AUD	132,000	$167,328
Federal Republic of Germany, 3.75%, 2015	EUR	120,000	167,132
Federal Republic of Germany, 3.25%, 2021	EUR	50,000	75,032
Federal Republic of Germany, 6.25%, 2030	EUR	69,000	142,069
Government of Canada, 4.5%, 2015	CAD	137,000	151,752
Government of Canada, 4.25%, 2018	CAD	202,000	237,793
Government of Canada, 3.25%, 2021	CAD	35,000	40,235
Government of Canada, 5.75%, 2033	CAD	22,000	35,135
Government of Japan, 1.7%, 2017	JPY	25,600,000	350,262
Government of Japan, 1.1%, 2020	JPY	35,350,000	473,164
Government of Japan, 2.1%, 2024	JPY	15,600,000	225,083
Government of Japan, 2.2%, 2027	JPY	10,600,000	152,309
Government of Japan, 2.4%, 2037	JPY	11,700,000	168,134
Government of New Zealand, 6%, 2021	NZD	87,000	86,463
Government of Norway, 3.75%, 2021	NOK	506,000	100,795
Kingdom of Belgium, 4.25%, 2021	EUR	50,000	74,205
Kingdom of Denmark, 3%, 2021	DKK	624,000	123,776
Kingdom of Spain, 4%, 2015	EUR	152,000	195,240
Kingdom of Spain, 5.5%, 2017	EUR	41,000	53,812
Kingdom of Spain, 4.6%, 2019	EUR	67,000	81,921
Kingdom of Sweden, 5%, 2020	SEK	950,000	185,314
Kingdom of the Netherlands, 3.75%, 2014	EUR	142,000	194,369
Kingdom of the Netherlands, 5.5%, 2028	EUR	23,000	42,108
Republic of Austria, 4.65%, 2018	EUR	53,000	80,871
Republic of Finland, 3.875%, 2017	EUR	25,000	37,096
Republic of Finland, 4%, 2025	EUR	22,000	34,367
Republic of France, 6%, 2025	EUR	49,000	86,719
Republic of France, 4.75%, 2035	EUR	90,000	146,766
Republic of Ireland, 5.5%, 2017 (e)	EUR	35,000	48,388
Republic of Italy, 4.25%, 2015	EUR	129,000	171,739

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of Italy, 5.25%, 2017	EUR	183,000	$248,475
Republic of Italy, 3.75%, 2021	EUR	93,000	111,706
United Kingdom Treasury, 8%, 2015	GBP	126,000	253,440
United Kingdom Treasury, 5%, 2018	GBP	107,000	211,739
United Kingdom Treasury, 8%, 2021	GBP	42,000	104,904
United Kingdom Treasury, 4.25%, 2027	GBP	52,000	105,929
United Kingdom Treasury, 4.25%, 2036	GBP	77,000	153,567

			$5,319,137
Machinery & Tools - 0.1%
Case New Holland, Inc., 7.875%, 2017		$25,000	$29,313

Major Banks - 0.7%
Bank of America Corp., 5.65%, 2018		$10,000	$11,402
Bank of America Corp., 7.625%, 2019		50,000	62,437
Goldman Sachs Group, Inc., 5.75%, 2022		18,000	20,734
JPMorgan Chase & Co., 4.25%, 2020		40,000	43,704
Macquarie Group Ltd., 6.25%, 2021 (n)		20,000	21,636
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		50,000	55,877

			$215,790
Medical & Health Technology & Services - 0.1%
Aristotle Holding, Inc., 2.65%, 2017 (n)		$40,000	$41,916
Aristotle Holding, Inc., 3.9%, 2022 (n)		4,000	4,358

			$46,274
Metals & Mining - 0.1%
Teck Resources Ltd., 10.75%, 2019		$12,000	$14,461
Vale Overseas Ltd., 4.375%, 2022		14,000	14,716
Vale Overseas Ltd., 6.875%, 2039		13,000	15,163

			$44,340
Mortgage-Backed - 4.0%
Fannie Mae, 5.466%, 2015		$41,008	$45,370
Fannie Mae, 5.153%, 2016		36,359	40,801
Fannie Mae, 5.724%, 2016		27,227	31,064
Fannie Mae, 5.05%, 2017		28,927	32,369
Fannie Mae, 5.479%, 2017		23,046	26,988
Fannie Mae, 2.578%, 2018		30,000	31,900
Fannie Mae, 3.849%, 2018		29,603	33,258
Fannie Mae, 4.5%, 2034		178,295	193,906
Fannie Mae, 5.5%, 2037		34,006	37,292
Fannie Mae, 6%, 2037 - 2038		34,048	37,666
Fannie Mae, 5%, 2039		225,671	246,213
Fannie Mae, TBA, 3%, 2042		100,000	105,063
Freddie Mac, 3.882%, 2017		40,000	45,494
Freddie Mac, 2.412%, 2018 (n)		49,000	51,917
Freddie Mac, 4.5%, 2040		82,182	88,635
Ginnie Mae, 5%, 2041		75,493	83,964
Ginnie Mae, TBA, 3%, 2042		100,000	106,797

			$1,238,697
Natural Gas - Pipeline - 0.1%
Energy Transfer Partners LP, 4.65%, 2021		$27,000	$29,036

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - 0.2%
Transocean, Inc., 6.5%, 2020	$40,000	$47,767

Other Banks & Diversified Financials - 0.2%
BB&T Corp., 3.95%, 2016	$40,000	$44,127
Citigroup, Inc., 6.125%, 2018	15,000	17,757
SunTrust Banks, Inc., 3.5%, 2017	9,000	9,660
U.S. Bancorp, 2.95%, 2022	6,000	6,057

		$77,601
Real Estate - 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020	$50,000	$60,161
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)	7,000	6,959

		$67,120
Retailers - 0.2%
Home Depot, Inc., 5.95%, 2041	$25,000	$33,950
Limited Brands, Inc., 7%, 2020	25,000	28,375

		$62,325
Telecommunications - Wireless - 0.0%
American Tower Corp., REIT, 4.7%, 2022	$4,000	$4,388

Tobacco - 0.1%
Altria Group, Inc., 9.7%, 2018	$14,000	$20,052

Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 2017 (n)	$5,000	$5,150
ERAC USA Finance Co., 7%, 2037 (n)	20,000	24,922

		$30,072
U.S. Government Agencies and Equivalents - 0.3%
Small Business Administration, 4.57%, 2025	$73,113	$81,415

U.S. Treasury Obligations - 18.2%
U.S. Treasury Bonds, 6.875%, 2025	$136,000	$212,032
U.S. Treasury Bonds, 5.25%, 2029	25,000	35,063
U.S. Treasury Bonds, 4.5%, 2039 (f)	152,000	204,583
U.S. Treasury Bonds, TIPS, 0.125%, 2017 (f)	123,060	132,569
U.S. Treasury Bonds, TIPS, 1.625%, 2018	76,551	89,571
U.S. Treasury Bonds, TIPS, 1.125%, 2021 (f)	213,653	252,929
U.S. Treasury Bonds, TIPS, 2.375%, 2025 (f)	209,054	283,758
U.S. Treasury Bonds, TIPS, 2%, 2026	65,796	86,449
U.S. Treasury Bonds, TIPS, 2.375%, 2027 (f)	95,429	131,722
U.S. Treasury Bonds, TIPS, 1.75%, 2028	97,330	126,019
U.S. Treasury Bonds, TIPS, 3.625%, 2028 (f)	104,821	166,379
U.S. Treasury Bonds, TIPS, 2.5%, 2029 (f)	105,642	151,109
U.S. Treasury Bonds, TIPS, 3.875%, 2029	52,958	87,914
U.S. Treasury Bonds, TIPS, 3.375%, 2032	32,268	53,575
U.S. Treasury Bonds, TIPS, 2.125%, 2040	33,919	49,506
U.S. Treasury Bonds, TIPS, 2.125%, 2041 (f)	146,465	215,155
U.S. Treasury Bonds, TIPS, 0.75%, 2042	78,071	84,823
U.S. Treasury Notes, 4.75%, 2017 (f)	37,000	44,365
U.S. Treasury Notes, 3.5%, 2020 (f)	366,000	428,534
U.S. Treasury Notes, TIPS, 2%, 2014	84,314	88,029
U.S. Treasury Notes, TIPS, 1.25%, 2014	43,302	45,021

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, TIPS, 2%, 2014	$153,144	$163,338
U.S. Treasury Notes, TIPS, 1.625%, 2015	158,379	169,750
U.S. Treasury Notes, TIPS, 0.5%, 2015	145,891	153,277
U.S. Treasury Notes, TIPS, 1.875%, 2015	116,607	128,259
U.S. Treasury Notes, TIPS, 2%, 2016	136,209	152,681
U.S. Treasury Notes, TIPS, 0.125%, 2016 (f)	221,081	234,294
U.S. Treasury Notes, TIPS, 2.5%, 2016	120,252	139,614
U.S. Treasury Notes, TIPS, 2.375%, 2017	99,973	117,258
U.S. Treasury Notes, TIPS, 2.625%, 2017	85,117	102,851
U.S. Treasury Notes, TIPS, 1.375%, 2018	94,557	110,839
U.S. Treasury Notes, TIPS, 2.125%, 2019 (f)	75,763	92,970
U.S. Treasury Notes, TIPS, 1.875%, 2019	106,227	130,493
U.S. Treasury Notes, TIPS, 1.375%, 2020 (f)	133,492	159,721
U.S. Treasury Notes, TIPS, 1.25%, 2020	115,557	138,154
U.S. Treasury Notes, TIPS, 0.625%, 2021	215,500	246,697
U.S. Treasury Notes, TIPS, 0.125%, 2022 (f)	250,023	272,916
U.S. Treasury Notes, TIPS, 0.125%, 2022	106,600	116,485

		$5,598,702
Utilities - Electric Power - 0.1%
Progress Energy, Inc., 7.05%, 2019	$30,000	$38,008
Total Bonds		$14,270,459

Common Stocks - 29.8%
Aerospace - 0.6%
Honeywell International, Inc.	1,067	$63,753
Precision Castparts Corp.	396	64,683
United Technologies Corp.	566	44,312

		$172,748
Alcoholic Beverages - 0.4%
Heineken N.V.	2,046	$121,969

Apparel Manufacturers - 0.7%
Guess?, Inc.	1,170	$29,741
Li & Fung Ltd.	30,000	46,505
LVMH Moet Hennessy Louis Vuitton S.A.	171	25,710
NIKE, Inc., “B”	586	55,617
VF Corp.	355	56,573

		$214,146
Automotive - 0.6%
Delphi Automotive PLC (a)	1,200	$37,200
DENSO Corp.	1,300	40,829
GKN PLC	10,271	35,626
Guangzhou Automobile Group Co. Ltd., “H”	28,000	18,307
Honda Motor Co. Ltd.	1,300	39,930
Kia Motors Corp.	400	24,848

		$196,740
Biotechnology - 0.2%
Gilead Sciences, Inc. (a)	984	$65,269

Broadcasting - 0.6%
News Corp., “A”	2,002	$49,109

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Broadcasting - continued
Nippon Television Network Corp.	2,200	$32,278
Publicis Groupe S.A.	452	25,296
Walt Disney Co.	1,350	70,578

		$177,261
Brokerage & Asset Managers - 0.3%
BlackRock, Inc.	211	$37,621
Franklin Resources, Inc.	338	42,274

		$79,895
Business Services - 0.4%
Accenture PLC, “A”	959	$67,159
Cognizant Technology Solutions Corp., “A” (a)	616	43,071

		$110,230
Cable TV - 0.4%
Comcast Corp., “Special A”	2,509	$87,313
Virgin Media, Inc.	1,337	39,361

		$126,674
Chemicals - 0.2%
Celanese Corp.	929	$35,218
Nufarm Ltd.	3,997	25,075

		$60,293
Computer Software - 1.0%
Autodesk, Inc. (a)	949	$31,668
Check Point Software Technologies Ltd. (a)	973	46,860
Citrix Systems, Inc. (a)	540	41,348
Microsoft Corp.	1,026	30,554
Oracle Corp. (s)	3,681	115,915
Red Hat, Inc. (a)	50	2,847
Salesforce.com, Inc. (a)	350	53,442

		$322,634
Computer Software - Systems - 1.4%
Apple, Inc. (s)	447	$298,265
EMC Corp. (a)(s)	3,291	89,746
Hewlett-Packard Co.	1,961	33,455

		$421,466
Conglomerates - 0.1%
Hutchison Whampoa Ltd.	3,000	$28,974

Construction - 0.3%
Anhui Conch Cement Co. Ltd.	6,000	$18,584
Stanley Black & Decker, Inc.	760	57,950
Urbi Desarrollos Urbanos S.A. de C.V. (a)	20,856	12,849

		$89,383
Electrical Equipment - 0.7%
Danaher Corp. (s)	2,274	$125,411
Schneider Electric S.A.	739	43,736
Siemens AG	600	59,840

		$228,987

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 0.7%
Altera Corp.	1,120	$38,063
ASML Holding N.V.	912	48,956
Microchip Technology, Inc.	2,020	66,135
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	60,943

		$214,097
Energy - Independent - 1.2%
Cabot Oil & Gas Corp.	1,640	$73,636
Cairn Energy PLC	3,541	15,730
Cenovus Energy, Inc.	790	27,571
CNOOC Ltd.	19,000	38,601
EOG Resources, Inc.	510	57,146
INPEX Corp.	8	47,389
Occidental Petroleum Corp.	927	79,778
WPX Energy, Inc. (a)	1,288	21,368

		$361,219
Energy - Integrated - 1.8%
BG Group PLC	2,054	$41,460
BP PLC	14,181	99,956
Exxon Mobil Corp. (s)	2,683	245,360
Royal Dutch Shell PLC, “A”	4,564	157,864

		$544,640
Engineering - Construction - 0.5%
Fluor Corp.	928	$52,228
JGC Corp.	2,000	66,761
Keppel Corp. Ltd.	2,300	21,254

		$140,243
Food & Beverages - 1.2%
Groupe Danone	2,174	$133,846
Kraft Foods, Inc., “A”	1,943	80,343
M. Dias Branco S.A. Industria e Comercio de Alimentos	900	29,478
Nestle S.A.	1,567	98,802
Want Want China Holdings Ltd.	16,000	20,407

		$362,876
Food & Drug Stores - 0.2%
Lawson, Inc.	400	$30,753
William Morrison Supermarkets PLC	8,057	37,106

		$67,859
Gaming & Lodging - 0.2%
Sands China Ltd.	15,600	$57,924

General Merchandise - 0.6%
Target Corp. (s)	2,839	$180,191

Insurance - 1.5%
ACE Ltd.	1,228	$92,837
AIA Group Ltd.	22,000	81,672
Delta Lloyd N.V.	2,450	37,355
Hiscox Ltd.	9,418	73,912

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
ING Groep N.V. (a)	7,410	$58,552
Prudential Financial, Inc.	730	39,792
QBE Insurance Group Ltd.	99	1,325
Swiss Re Ltd.	1,059	68,067

		$453,512
Internet - 0.6%
eBay, Inc. (a)	1,228	$59,447
Google, Inc., “A” (a)	158	119,211
Rackspace Hosting, Inc. (a)	290	19,166

		$197,824
Machinery & Tools - 0.7%
Eaton Corp.	870	$41,116
Glory Ltd.	1,300	30,333
Joy Global, Inc.	1,163	65,198
Schindler Holding AG	414	50,886
Sinotruk Hong Kong Ltd.	32,500	18,903

		$206,436
Major Banks - 1.8%
Barclays PLC	10,716	$37,178
BNP Paribas	768	36,496
BOC Hong Kong Holdings Ltd.	16,000	50,700
Goldman Sachs Group, Inc.	590	67,071
JPMorgan Chase & Co. (s)	2,741	110,956
PNC Financial Services Group, Inc.	688	43,413
Standard Chartered PLC	4,606	104,129
State Street Corp.	1,250	52,450
Wells Fargo & Co.	1,630	56,284

		$558,677
Medical & Health Technology & Services - 0.3%
Diagnosticos da America S.A.	5,700	$34,303
Kobayashi Pharmaceutical Co. Ltd.	1,000	53,370

		$87,673
Medical Equipment - 0.9%
Covidien PLC	1,365	$81,108
Sonova Holding AG	397	40,122
St. Jude Medical, Inc.	1,474	62,100
Thermo Fisher Scientific, Inc.	1,424	83,774

		$267,104
Metals & Mining - 0.5%
Iluka Resources Ltd.	4,738	$47,840
Rio Tinto Ltd.	1,737	80,922
Sumitomo Metal Industries Ltd.	15,000	22,604

		$151,366
Natural Gas - Distribution - 0.3%
GDF SUEZ	2,297	$51,361
Tokyo Gas Co. Ltd.	6,000	33,060

		$84,421

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 0.1%
Finisar Corp. (a)	2,083	$29,787
Juniper Networks, Inc. (a)	670	11,464

		$41,251
Oil Services - 0.2%
Dresser-Rand Group, Inc. (a)	515	$28,382
Schlumberger Ltd.	654	47,304

		$75,686
Other Banks & Diversified Financials - 2.0%
Bank Rakyat Indonesia	73,500	$56,921
DBS Group Holdings Ltd.	7,000	81,760
Discover Financial Services	1,351	53,675
Fifth Third Bancorp	3,605	55,914
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	3,280	44,936
ICICI Bank Ltd., ADR	1,394	55,955
Itau Unibanco Holding S.A., IPS	4,500	67,902
Julius Baer Group Ltd.	906	31,597
Siam Commercial Bank Co. Ltd.	10,900	60,378
Visa, Inc., “A”	735	98,696

		$607,734
Pharmaceuticals - 1.5%
Abbott Laboratories	969	$66,435
Bayer AG	1,284	110,270
Pfizer, Inc. (s)	4,959	123,231
Roche Holding AG	608	113,584
Santen Pharmaceutical Co. Ltd.	1,400	64,291

		$477,811
Precious Metals & Minerals - 0.1%
Newcrest Mining Ltd.	1,325	$39,382

Railroad & Shipping - 0.2%
East Japan Railway Co.	300	$19,874
Union Pacific Corp.	365	43,326

		$63,200
Real Estate - 0.3%
GSW Immobilien AG	987	$36,604
Hang Lung Properties Ltd.	13,000	44,428

		$81,032
Restaurants - 0.2%
Ajisen China Holdings Ltd.	9,000	$5,962
YUM! Brands, Inc.	898	59,573

		$65,535
Specialty Chemicals - 0.7%
Airgas, Inc.	765	$62,960
Akzo Nobel N.V.	1,538	86,942
Linde AG	362	62,335

		$212,237
Specialty Stores - 0.3%
Tiffany & Co.	510	$31,559

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - continued
Urban Outfitters, Inc. (a)	1,417	$53,223

		$84,782
Telecommunications - Wireless - 0.9%
American Tower Corp., REIT	417	$29,770
KDDI Corp.	1,000	77,481
TIM Participacoes S.A., ADR	1,644	31,598
Vodafone Group PLC	47,291	134,212

		$273,061
Telephone Services - 0.5%
AT&T, Inc.	1,432	$53,986
Bezeq - The Israel Telecommunication Corp. Ltd.	5,670	6,585
China Unicom (Hong Kong) Ltd.	12,000	19,566
Telecom Italia S.p.A.	20,468	20,516
Telecom Italia S.p.A.	37,481	32,824
Ziggo N.V.	330	11,219

		$144,696
Tobacco - 0.8%
Japan Tobacco, Inc.	5,200	$156,053
Philip Morris International, Inc.	1,174	105,590

		$261,643
Trucking - 0.3%
Expeditors International of Washington, Inc.	1,567	$56,976
Yamato Holdings Co. Ltd.	2,500	39,595

		$96,571
Utilities - Electric Power - 0.8%
CEZ A.S.	1,079	$40,260
CMS Energy Corp.	3,862	90,950
Edison International	1,201	54,874
Energias do Brasil S.A.	8,400	53,327
Tractebel Energia S.A.	1,168	18,437

		$257,848
Total Common Stocks		$9,135,200

Underlying Affiliated Funds - 21.0%
MFS Commodity Strategy Fund - Class R5 (v)	464,665	$4,744,227
MFS Global Real Estate Fund - Class R5 (v)	116,958	1,697,064
Total Underlying Affiliated Funds		$6,441,291

	First Exercise
Warrants - 0.2%
Metals & Mining - 0.1%
Merrill Lynch (Steel Authority of India Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/30/16	15,296	$24,660

Other Banks & Diversified Financials - 0.1%
Deutsche Bank (Federal Bank Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/29/18	6,187	$52,241
Total Warrants			$76,901

Money Market Funds - 3.3%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)		1,015,366	$1,015,366
Total Investments			$30,939,217

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Securities Sold Short - (0.1)%
Business Services - (0.1)%
Computer Sciences Corp.	(520)	$(16,749)

Machinery & Tools - (0.0)%
Manitowoc Co., Inc.	(600)	$(8,004)
Terex Corp. (a)	(370)	(8,355)

		$(16,359)
Total Securities Sold Short		$(33,108)

Other Assets, Less Liabilities - (0.7)%		(211,121)
Net Assets - 100.0%		$30,694,988

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $348,699, representing 1.1% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Nissan Motor Acceptance Corp., 1.95%, 2017	9/05/12	$8,992	$9,080
% of Net assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit

Portfolio of Investments (unaudited) – continued

NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRL	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 9/30/12

Forward Foreign Currency Exchange Contracts at 9/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	UBS AG	32,344	10/12/12	$33,488	$33,525	$37
SELL	AUD	Barclays Bank PLC	7,000	10/12/12	7,308	7,255	53
SELL	AUD	JPMorgan Chase Bank N.A.	744,452	11/08/12	774,391	769,775	4,616
BUY	CAD	Goldman Sachs International	2,000	10/12/12	1,990	2,035	45
SELL	CAD	Citibank N.A.	1,000	10/12/12	1,025	1,017	8
SELL	CAD	Goldman Sachs International	9,000	10/12/12	9,222	9,153	69
BUY	CHF	UBS AG	77,000	10/12/12	78,713	81,886	3,173
SELL	CHF	Barclays Bank PLC	4,000	10/12/12	4,265	4,254	11
BUY	CZK	Goldman Sachs International	236,000	10/12/12	11,372	12,064	692
BUY	EUR	Barclays Bank PLC	233,110	10/12/12	288,876	299,588	10,712
BUY	EUR	Citibank N.A.	23,000	10/12/12	28,883	29,559	676
BUY	EUR	Credit Suisse Group	586,256	10/12/12	720,140	753,442	33,302
BUY	EUR	Deutsche Bank AG	27,000	10/12/12	32,888	34,700	1,812
BUY	EUR	UBS AG	8,024	10/12/12	9,861	10,312	451
SELL	EUR	Citibank N.A.	142,648	10/12/12	183,480	183,328	152
SELL	EUR	Credit Suisse Group	63,531	10/12/12	82,000	81,648	352
SELL	EUR	Deutsche Bank AG	9,000	10/12/12	11,616	11,567	49
BUY	GBP	Barclays Bank PLC	30,712	10/12/12	48,512	49,591	1,079
BUY	GBP	Citibank N.A.	20,672	10/12/12	33,249	33,379	130
BUY	GBP	JPMorgan Chase Bank N.A.	2,099,789	11/08/12	3,338,878	3,390,362	51,484
BUY	HUF	Barclays Bank PLC	10,000	10/17/12	44	45	1
BUY	INR	Barclays Bank PLC	1,423,000	10/18/12	26,289	26,898	609
BUY	JPY	Barclays Bank PLC	1,201,000	10/12/12	15,304	15,391	87
BUY	JPY	Citibank N.A.	43,100,616	10/12/12	543,694	552,334	8,640
BUY	JPY	Credit Suisse Group	819,000	10/12/12	10,480	10,495	15
BUY	JPY	Deutsche Bank AG	382,000	10/12/12	4,868	4,895	27
BUY	JPY	Merrill Lynch International Bank LTD	34,566,941	10/12/12	434,855	442,975	8,120
SELL	JPY	Goldman Sachs International	89,490,700	11/08/12	1,150,000	1,147,075	2,925
SELL	JPY	Merrill Lynch International Bank LTD	5,181,000	10/12/12	66,527	66,394	133
SELL	JPY	Morgan Stanley Capital Services, Inc.	987,000	10/12/12	12,673	12,648	25
BUY	KRW	JPMorgan Chase Bank N.A.	115,095,000	10/10/12	101,539	103,525	1,986
BUY	KRW	Merrill Lynch International Bank LTD	977,000	10/10/12	864	879	15
BUY	MXN	Citibank N.A.	356,000	10/12/12	27,036	27,630	594
BUY	MXN	JPMorgan Chase Bank N.A.	456,425	10/12/12	33,941	35,424	1,483
BUY	MYR	Barclays Bank PLC	10,000	11/06/12	3,209	3,263	54
BUY	MYR	JPMorgan Chase Bank N.A.	60,709	11/06/12	19,477	19,811	334
BUY	NOK	Barclays Bank PLC	43,109	10/12/12	7,390	7,522	132
BUY	NOK	Credit Suisse Group	10,000	10/12/12	1,684	1,745	61
BUY	NOK	Deutsche Bank AG	6,000	10/12/12	1,009	1,047	38
BUY	NOK	JPMorgan Chase Bank N.A.	9,734,776	11/08/12	1,685,000	1,696,918	11,918
BUY	NZD	Citibank N.A.	2,000	10/12/12	1,611	1,657	46
BUY	NZD	Credit Suisse Group	12,023	10/12/12	9,928	9,958	30

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	NZD	JPMorgan Chase Bank N.A.	1,331,803	11/08/12	$1,079,000	$1,101,137	$22,137
BUY	PLN	Deutsche Bank AG	87,000	11/23/12	26,126	26,988	862
SELL	PLN	Citibank N.A.	6,000	11/23/12	1,875	1,861	14
BUY	SEK	Barclays Bank PLC	79,649	10/12/12	11,938	12,122	184
BUY	SEK	Citibank N.A.	92,256	10/12/12	13,733	14,040	307
BUY	SEK	Deutsche Bank AG	8,000	10/12/12	1,194	1,218	24
BUY	SEK	Goldman Sachs International	14,554,575	10/12/12-11/08/12	2,163,070	2,213,312	50,242
BUY	SEK	JPMorgan Chase Bank N.A.	6,886,719	11/08/12	1,008,319	1,047,261	38,942
BUY	SGD	UBS AG	21,000	10/12/12	16,576	17,112	536
BUY	THB	HSBC Bank	723,000	12/19/12	23,323	23,356	33
BUY	THB	JPMorgan Chase Bank N.A.	24,000	11/30/12	771	776	5
BUY	ZAR	Barclays Bank PLC	230,000	11/30/12	27,162	27,412	250
SELL	ZAR	Citibank N.A.	23,000	11/30/12	2,752	2,741	11

							$259,723

Liability Derivatives
BUY	AUD	Citibank N.A.	31,046	10/12/12	$32,623	$32,179	$(444)
BUY	AUD	JPMorgan Chase Bank N.A.	868,713	10/12/12-11/08/12	907,423	898,301	(9,122)
SELL	AUD	Barclays Bank PLC	4,000	10/12/12	4,117	4,146	(29)
SELL	AUD	Credit Suisse Group	2,000	10/12/12	2,039	2,073	(34)
SELL	AUD	Goldman Sachs International	1,000	10/12/12	1,003	1,036	(33)
SELL	AUD	Westpac Banking Corp.	93,373	10/12/12	94,524	96,779	(2,255)
BUY	CAD	Barclays Bank PLC	7,998	10/12/12	8,210	8,133	(77)
BUY	CAD	Citibank N.A.	19,759	10/12/12	20,228	20,094	(134)
BUY	CAD	JPMorgan Chase Bank N.A.	1,793,331	11/08/12	1,843,000	1,822,685	(20,315)
SELL	CAD	Barclays Bank PLC	4,000	10/12/12	4,034	4,068	(34)
SELL	CAD	Citibank N.A.	2,000	10/12/12	2,023	2,034	(11)
SELL	CAD	Goldman Sachs International	5,000	10/12/12	5,070	5,085	(15)
SELL	CAD	JPMorgan Chase Bank N.A.	130,509	11/08/12	129,878	132,645	(2,767)
SELL	CAD	Merrill Lynch International Bank LTD	190,184	10/12/12	185,696	193,409	(7,713)
SELL	CHF	Barclays Bank PLC	1,000	10/12/12	1,018	1,063	(45)
SELL	CHF	Deutsche Bank AG	4,000	10/12/12	4,182	4,254	(72)
BUY	DKK	Goldman Sachs International	4,000	10/12/12	701	690	(11)
SELL	DKK	Citibank N.A.	501,518	10/12/12	82,968	86,463	(3,495)
BUY	EUR	Barclays Bank PLC	16,000	10/12/12	20,863	20,563	(300)
BUY	EUR	Citibank N.A.	23,631	10/12/12	30,437	30,370	(67)
BUY	EUR	Credit Suisse Group	12,000	10/12/12	15,468	15,422	(46)
SELL	EUR	Barclays Bank PLC	189,988	10/12/12	235,596	244,168	(8,572)
SELL	EUR	Citibank N.A.	3,000	10/12/12	3,777	3,856	(79)
SELL	EUR	Credit Suisse Group	32,000	10/12/12	38,990	41,126	(2,136)
SELL	EUR	Deutsche Bank AG	39,361	10/12/12	49,102	50,586	(1,484)
SELL	EUR	Goldman Sachs International	124,747	10/12/12-11/08/12	156,020	160,353	(4,333)
SELL	EUR	Morgan Stanley Capital Services, Inc.	43,000	10/12/12	53,677	55,263	(1,586)
SELL	EUR	UBS AG	5,000	10/12/12	6,288	6,426	(138)
BUY	GBP	Credit Suisse Group	3,000	10/12/12	4,867	4,844	(23)
SELL	GBP	Barclays Bank PLC	84,874	10/12/12	131,950	137,051	(5,101)
SELL	GBP	Citibank N.A.	1,000	10/12/12	1,569	1,615	(46)
SELL	GBP	Credit Suisse Group	2,000	10/12/12	3,161	3,230	(69)
SELL	GBP	Deutsche Bank AG	77,874	10/12/12	120,848	125,748	(4,900)
SELL	GBP	JPMorgan Chase Bank N.A.	1,174,049	11/08/12	1,838,000	1,895,644	(57,644)
SELL	GBP	Morgan Stanley Capital Services, Inc.	21,000	10/12/12	33,513	33,910	(397)
BUY	JPY	Citibank N.A.	2,507,625	10/12/12	32,222	32,135	(87)
BUY	JPY	Credit Suisse Group	524,000	10/12/12	6,750	6,715	(35)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	JPY	Barclays Bank PLC	4,372,045	10/12/12	$55,787	$56,028	$(241)
SELL	JPY	Citibank N.A.	7,917,821	10/12/12	101,250	101,467	(217)
SELL	JPY	Credit Suisse Group	4,807,000	10/12/12	60,667	61,602	(935)
SELL	JPY	Deutsche Bank AG	181,000	10/12/12	2,308	2,320	(12)
SELL	JPY	Goldman Sachs International	197,767,348	10/12/12-11/08/12	2,529,768	2,534,941	(5,173)
SELL	JPY	JPMorgan Chase Bank N.A.	73,332,419	11/08/12	938,145	939,961	(1,816)
SELL	JPY	Merrill Lynch International Bank LTD	446,000	10/12/12	5,703	5,715	(12)
SELL	JPY	UBS AG	1,952,000	10/12/12	24,915	25,015	(100)
SELL	KRW	Citibank N.A.	10,542,000	10/10/12-12/04/12	9,355	9,468	(113)
BUY	MXN	Deutsche Bank AG	330,000	10/12/12	25,818	25,612	(206)
SELL	MXN	Barclays Bank PLC	394,000	10/12/12	29,540	30,579	(1,039)
BUY	MYR	Barclays Bank PLC	79,000	10/18/12	25,970	25,816	(154)
SELL	MYR	JPMorgan Chase Bank N.A.	8,000	10/18/12	2,608	2,614	(6)
BUY	NOK	Barclays Bank PLC	6,000	10/12/12	1,049	1,047	(2)
SELL	NOK	Barclays Bank PLC	404,039	10/12/12	66,095	70,501	(4,406)
SELL	NOK	Citibank N.A.	148,925	10/12/12	24,318	25,986	(1,668)
SELL	NOK	Credit Suisse Group	7,000	10/12/12	1,203	1,221	(18)
SELL	NOK	JPMorgan Chase Bank N.A.	7,364,130	11/08/12	1,218,374	1,283,679	(65,305)
SELL	NZD	Barclays Bank PLC	3,000	10/12/12	2,374	2,485	(111)
SELL	NZD	Goldman Sachs International	1,084,356	10/12/12-11/08/12	882,070	896,578	(14,508)
SELL	NZD	JPMorgan Chase Bank N.A.	1,589,172	11/08/12	1,278,028	1,313,931	(35,903)
SELL	NZD	UBS AG	79,735	10/12/12	62,876	66,041	(3,165)
BUY	PLN	Goldman Sachs International	6,000	10/12/12	1,882	1,871	(11)
BUY	RUB	JPMorgan Chase Bank N.A.	796,000	11/06/12	25,865	25,374	(491)
BUY	SEK	Barclays Bank PLC	12,000	10/12/12	1,827	1,826	(1)
SELL	SEK	Barclays Bank PLC	13,000	10/12/12	1,974	1,978	(4)
SELL	SEK	Credit Suisse Group	993,846	10/12/12	141,921	151,254	(9,333)
SELL	SEK	Deutsche Bank AG	40,000	10/12/12	5,946	6,088	(142)
SELL	SEK	Goldman Sachs International	20,000	10/12/12	2,832	3,044	(212)
BUY	ZAR	Citibank N.A.	32,000	10/12/12	3,925	3,839	(86)

							$(279,039)

Futures Contracts Outstanding at 9/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Australian SPI 200 Index (Short)	AUD	12	$1,352,792	December - 2012	$16,083
S&P/TSE 60 Index (Short)	CAD	16	2,280,785	December - 2012	10,026
Hang Seng China Enterprises Index (Long)	HKD	8	504,940	October - 2012	8,425
Nikkei 225 Index (Short)	JPY	9	1,016,118	December - 2012	8,076
OMX 30 Index (Short)	SEK	51	834,627	October - 2012	33,035
Russell 2000 Mini (Short)	USD	12	1,001,280	December - 2012	21,024
E-Mini S&P 500 Index (Short)	USD	13	932,230	December - 2012	10,523

					$107,192

Portfolio of Investments (unaudited) – continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	26	$3,422,262	December - 2012	$59,590
United Kingdom Treasury 10 yr (Short)	GBP	5	973,885	December - 2012	1,756
U.S. Treasury Note 10 yr (Long)	USD	21	2,803,172	December - 2012	15,567

					$76,913

					$184,105

Liability Derivatives
Equity Futures
Bovespa Index (Long)	BRL	52	$1,521,614	October - 2012	$(20,360)
AEX Index (Long)	EUR	6	499,936	October - 2012	(21,536)
DAX Index (Long)	EUR	7	1,627,821	December - 2012	(39,714)
IBEX 35 Index (Long)	EUR	12	1,184,734	October - 2012	(75,951)
CAC 40 Index (Long)	EUR	49	2,111,298	October - 2012	(132,056)
FTSE/MIB Index (Long)	EUR	19	1,836,567	December - 2012	(182,101)
FTSE 100 Index (Long)	GBP	6	553,521	December - 2012	(17,454)
Hang Seng Index (Short)	HKD	11	1,474,918	October - 2012	(19,877)
KOSPI 200 Index (Short)	KRW	2	235,357	December - 2012	(3,150)
Mexico Bolsa Index (Short)	MXN	9	287,387	December - 2012	(276)
TurkDEX-ISE 30 Index (Long)	TRY	235	1,067,510	October - 2012	(2,738)
MSCI Taiwan Index (Long)	USD	3	81,802	October - 2012	(445)
NIFTY Index (Short)	USD	24	274,670	October - 2012	(2,055)
FTSE Top 40 Index (Long)	ZAR	20	763,811	December - 2012	(17,230)

					$(534,943)

Interest Rate Futures
Canadian Treasury Bond 10 yr (Short)	CAD	17	2,373,879	December - 2012	$(21,226)
German Euro Bond (Short)	EUR	9	1,639,634	December - 2012	(2,979)
Japanese Government Bond 10 yr (Short)	JPY	2	3,695,284	December - 2012	(6,445)

					$(30,650)

					$(565,593)

At September 30, 2012, the fund had cash collateral of $32,393 and/or liquid securities with an aggregate value of $2,652,973 to cover any commitments for securities sold short and/or certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,815,295	$—	$—	$4,815,295
United Kingdom	818,094	—	—	818,094
Japan	480,226	274,379	—	754,605
Switzerland	403,057	—	—	403,057
Netherlands	364,994	—	—	364,994
France	316,445	—	—	316,445
Hong Kong	90,933	219,270	—	310,203
Germany	269,049	—	—	269,049
Brazil	235,045	—	—	235,045
Other Countries	388,044	537,270	—	925,314
U.S. Treasury Bonds & U.S. Government Agency Equivalents	—	5,680,117	—	5,680,117
Non-U.S. Sovereign Debt	—	5,431,184	—	5,431,184
Corporate Bonds	—	1,273,371	—	1,273,371
Residential Mortgage-Backed Securities	—	1,238,697	—	1,238,697
Commercial Mortgage-Backed Securities	—	461,234	—	461,234
Foreign Bonds	—	185,856	—	185,856
Mutual Funds	7,456,657	—	—	7,456,657
Total Investments	$15,637,839	$15,301,378	$—	$30,939,217
Short Sales	$(33,108)	$—	$—	$(33,108)

Other Financial Instruments
Futures Contracts	$(385,807)	$4,319	$—	$(381,488)
Forward Foreign Currency Exchange Contracts	—	(19,316)	—	(19,316)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $83,857 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $2,612,116 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$30,265,326
Gross unrealized appreciation	2,117,977
Gross unrealized depreciation	(1,444,086)
Net unrealized appreciation (depreciation)	$673,891

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	499,031	10,231	(44,597)	464,665
MFS Global Real Estate Fund	125,019	2,340	(10,401)	116,958
MFS Institutional Money Market Portfolio	1,139,014	3,682,873	(3,806,521)	1,015,366

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(167,611)	$—	$—	$4,744,227
MFS Global Real Estate Fund	341	—	—	1,697,064
MFS Institutional Money Market Portfolio	—	—	451	1,015,366

	$(167,270)	$—	$451	$7,456,657

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2012, are as follows:

United States	62.9%
France	9.3%
Australia	8.4%
Italy	8.0%
United Kingdom	7.1%
Brazil	6.1%
Spain	5.0%
Japan	(7.4)%
Canada	(12.9)%
Other Countries	13.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XVI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: November 15, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2012

*	Print name and title of each signing officer under his or her signature.